UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Dynamic Global Bond Fund

Investor Class (RPIEX)

This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Investor Class	$37	0.73%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,067,609
Number of Portfolio Holdings	360

Portfolio Turnover Rate	22.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Government Bonds	34.3%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	32.5
Corporate Bonds	13.8
Securities Lending Collateral	13.3
U.S. Treasury Obligations	3.8
U.S. Government & Agency Mortgage-Backed Securities	3.7
Asset-Backed Securities	1.7
Convertible Bonds	1.6
Short-Term and Other	-4.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	30.8%
Brazil Notas do Tesouro Nacional	5.7
Deutsche Bundesrepublik	5.4
Government of New Zealand	4.6
Kingdom of Thailand	3.9
U.S. Treasury Bills	3.8
United Mexican States	3.6
Republic of Serbia	2.3
Government of Malaysia	1.9
Federal National Mortgage Assn.	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F35-053 8/25

Dynamic Global Bond Fund

Investor Class (RPIEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Dynamic Global Bond Fund

Advisor Class (PAIEX)

This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Advisor Class	$45	0.90%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,067,609
Number of Portfolio Holdings	360

Portfolio Turnover Rate	22.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Government Bonds	34.3%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	32.5
Corporate Bonds	13.8
Securities Lending Collateral	13.3
U.S. Treasury Obligations	3.8
U.S. Government & Agency Mortgage-Backed Securities	3.7
Asset-Backed Securities	1.7
Convertible Bonds	1.6
Short-Term and Other	-4.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	30.8%
Brazil Notas do Tesouro Nacional	5.7
Deutsche Bundesrepublik	5.4
Government of New Zealand	4.6
Kingdom of Thailand	3.9
U.S. Treasury Bills	3.8
United Mexican States	3.6
Republic of Serbia	2.3
Government of Malaysia	1.9
Federal National Mortgage Assn.	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F235-053 8/25

Dynamic Global Bond Fund

Advisor Class (PAIEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Dynamic Global Bond Fund

I Class (RPEIX)

This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - I Class	$26	0.51%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,067,609
Number of Portfolio Holdings	360

Portfolio Turnover Rate	22.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Government Bonds	34.3%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	32.5
Corporate Bonds	13.8
Securities Lending Collateral	13.3
U.S. Treasury Obligations	3.8
U.S. Government & Agency Mortgage-Backed Securities	3.7
Asset-Backed Securities	1.7
Convertible Bonds	1.6
Short-Term and Other	-4.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	30.8%
Brazil Notas do Tesouro Nacional	5.7
Deutsche Bundesrepublik	5.4
Government of New Zealand	4.6
Kingdom of Thailand	3.9
U.S. Treasury Bills	3.8
United Mexican States	3.6
Republic of Serbia	2.3
Government of Malaysia	1.9
Federal National Mortgage Assn.	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F535-053 8/25

Dynamic Global Bond Fund

I Class (RPEIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Dynamic Global Bond Fund

Z Class (TRDZX)

This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,067,609
Number of Portfolio Holdings	360

Portfolio Turnover Rate	22.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Government Bonds	34.3%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	32.5
Corporate Bonds	13.8
Securities Lending Collateral	13.3
U.S. Treasury Obligations	3.8
U.S. Government & Agency Mortgage-Backed Securities	3.7
Asset-Backed Securities	1.7
Convertible Bonds	1.6
Short-Term and Other	-4.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	30.8%
Brazil Notas do Tesouro Nacional	5.7
Deutsche Bundesrepublik	5.4
Government of New Zealand	4.6
Kingdom of Thailand	3.9
U.S. Treasury Bills	3.8
United Mexican States	3.6
Republic of Serbia	2.3
Government of Malaysia	1.9
Federal National Mortgage Assn.	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1247-053 8/25

Dynamic Global Bond Fund

Z Class (TRDZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIEX Dynamic Global Bond
Fund
PAIEX Dynamic Global Bond
Fund–
.
Advisor Class
RPEIX Dynamic Global Bond
Fund–
.
I Class
TRDZX Dynamic Global Bond
Fund–
.
Z Class

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 7.80 $ 7.78 $ 8.52 $ 9.54 $ 9.89 $ 9.22
Investment
activities
Net investment
income
(1)(2)
0.20 0.36 0.41 0.43 0.16 0.24
Net realized and
unrealized gain/
loss —
(3)
0.05 (0.83) (0.10) (0.15) 0.62
Total from
investment
activities 0.20 0.41 (0.42) 0.33 0.01 0.86
Distributions
Net investment
income (0.22) (0.29) (0.02) (0.25) (0.23) (0.19)
Net realized gain — — — (1.10) (0.13) —
Tax return of
capital — (0.10) (0.30) — — —
Total distributions (0.22) (0.39) (0.32) (1.35) (0.36) (0.19)
NET ASSET
VALUE
End of period $ 7.78 $ 7.80 $ 7.78 $ 8.52 $ 9.54 $ 9.89

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
2.53% 5.38% (4.97)% 3.60% 0.07% 9.42%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.73%
(5)
0.74% 0.73% 0.71% 0.68% 0.65%
Net expenses
after waivers/
payments by
Price Associates 0.73%
(5)
0.74% 0.73% 0.71% 0.68% 0.65%
Net investment
income 5.06%
(5)
4.65% 5.05% 4.46% 1.64% 2.60%
Portfolio turnover
rate 22.4% 66.4% 122.2% 134.3% 112.7% 146.1%
Net assets, end of
period (in millions) $98 $114 $207 $546 $133 $407
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 7.77 $ 7.76 $ 8.50 $ 9.51 $ 9.88 $ 9.20
Investment
activities
Net investment
income
(1)(2)
0.19 0.35 0.39 0.39 0.28 0.23
Net realized and
unrealized gain/
loss —
(3)
0.03 (0.82) (0.06) (0.31) 0.62
Total from
investment
activities 0.19 0.38 (0.43) 0.33 (0.03)
(4)
0.85
Distributions
Net investment
income (0.21) (0.27) (0.03) (0.24) (0.21) (0.17)
Net realized gain — — — (1.10) (0.13) —
Tax return of
capital — (0.10) (0.28) — — —
Total distributions (0.21) (0.37) (0.31) (1.34) (0.34) (0.17)
NET ASSET
VALUE
End of period $ 7.75 $ 7.77 $ 7.76 $ 8.50 $ 9.51 $ 9.88

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(5)
2.44% 5.07% (5.15)% 3.53% (0.33)% 9.28%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.31%
(6)
1.32% 1.02% 1.04% 1.21% 0.96%
Net expenses
after waivers/
payments by
Price Associates 0.90%
(6)
0.90% 0.91% 0.90% 0.90% 0.90%
Net investment
income 4.90%
(6)
4.58% 4.81% 4.08% 2.83% 2.41%
Portfolio turnover
rate 22.4% 66.4% 122.2% 134.3% 112.7% 146.1%
Net assets, end
of period (in
thousands) $192 $187 $423 $557 $147 $158
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 7.79 $ 7.77 $ 8.52 $ 9.53 $ 9.89 $ 9.22
Investment
activities
Net investment
income
(1)(2)
0.20 0.38 0.42 0.41 0.26 0.23
Net realized and
unrealized gain/
loss —
(3)
0.04 (0.83) (0.05) (0.24) 0.65
Total from
investment
activities 0.20 0.42 (0.41) 0.36 0.02 0.88
Distributions
Net investment
income (0.22) (0.30) (0.03) (0.27) (0.25) (0.21)
Net realized gain — — — (1.10) (0.13) —
Tax return of
capital — (0.10) (0.31) — — —
Total distributions (0.22) (0.40) (0.34) (1.37) (0.38) (0.21)
NET ASSET
VALUE
End of period $ 7.77 $ 7.79 $ 7.77 $ 8.52 $ 9.53 $ 9.89

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
2.64% 5.61% (4.90)% 3.92% 0.18% 9.59%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.51%
(5)
0.52% 0.53% 0.52% 0.50% 0.51%
Net expenses
after waivers/
payments by
Price Associates 0.51%
(5)
0.52% 0.53% 0.52% 0.50% 0.51%
Net investment
income 5.28%
(5)
4.89% 5.17% 4.24% 2.63% 2.43%
Portfolio turnover
rate 22.4% 66.4% 122.2% 134.3% 112.7% 146.1%
Net assets, end of
period (in millions) $530 $574 $603 $731 $568 $535
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 7.79 $ 7.77 $ 8.52 $ 9.53 $ 9.90 $ 9.34
Investment
activities
Net investment
income
(2)(3)
0.22 0.42 0.46 0.45 0.36 0.24
Net realized and
unrealized gain/
loss (0.01) 0.04 (0.83) (0.04) (0.30) 0.52
Total from
investment
activities 0.21 0.46 (0.37) 0.41 0.06 0.76
Distributions
Net investment
income (0.24) (0.32) (0.03) (0.32) (0.30) (0.20)
Net realized gain — — — (1.10) (0.13) —
Tax return of
capital — (0.12) (0.35) — — —
Total distributions (0.24) (0.44) (0.38) (1.42) (0.43) (0.20)
NET ASSET
VALUE
End of period $ 7.76 $ 7.79 $ 7.77 $ 8.52 $ 9.53 $ 9.90

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
2.76% 6.15% (4.40)% 4.45% 0.57% 8.21%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.50%
(5)
0.50% 0.51% 0.51% 0.50% 0.51%
(5)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(5)
0.00% 0.01% 0.00% 0.00% 0.00%
(5)
Net investment
income 5.80%
(5)
5.40% 5.67% 4.68% 3.67% 3.06%
(5)
Portfolio turnover
rate 22.4% 66.4% 122.2% 134.3% 112.7% 146.1%
Net assets, end of
period (in millions) $3,440 $3,313 $3,151 $3,206 $3,833 $3,170
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Government Bonds 0.2%
Argentina Republic Treasury Bonds, 29.50%, 5/30/30  7,251,342,000 6,301
Total Argentina (Cost $6,315) 6,301
BAHAMAS 0.2%
Government Bonds 0.2%
Commonwealth of Bahamas, 8.25%, 6/24/36 (USD) (1) 7,090,000 7,211
Total Bahamas (Cost $7,090) 7,211
BRAZIL 6.2%
Corporate Bonds 0.5%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1) 17,530,000 11,040
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1)(2) 13,800,000 10,941
21,981
Government Bonds 5.7%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  566,806,000 95,773
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  837,950,000 135,413
231,186
Total Brazil (Cost $249,566) 253,167
CANADA 0.4%
Corporate Bonds 0.4%
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (3) 15,285,000 16,030
Total Canada (Cost $15,285) 16,030
CHILE 1.6%
Government Bonds 1.6%
Bonos de la Tesoreria de la Republica en pesos, 6.00%,
4/1/33 (1) 60,085,000,000 66,162
Total Chile (Cost $73,236) 66,162

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 0.4%
Corporate Bonds 0.4%
CIFI Holdings Group, 4.375%, 4/12/27 (USD) (4)(5) 11,400,000 1,069
CIFI Holdings Group, 4.45%, 8/17/26 (USD) (4)(5) 10,055,000 930
Country Garden Holdings, 3.125%, 10/22/25 (USD) (4)(5) 10,570,000 804
Country Garden Holdings, 3.30%, 1/12/31 (USD) (4)(5) 8,854,000 704
Country Garden Holdings, 5.40%, 5/27/25 (USD) (4)(5) 2,135,000 166
Kaisa Group Holdings, 8.50%, 6/30/22 (USD) (4)(5) 15,890,000 715
Kaisa Group Holdings, 11.50%, 1/30/23 (USD) (4)(5) 8,854,000 398
Kaisa Group Holdings, 11.70%, 11/11/25 (USD) (4)(5) 2,800,000 126
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (4)(5) 13,051,000 587
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  11,115,000 8,135
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (4)(5) 17,195,000 933
Shimao Group Holdings, 5.20%, 1/16/27 (USD) (4)(5) 2,220,000 119
Times China Holdings, 6.20%, 3/22/26 (USD) (4)(5) 3,220,000 126
Times China Holdings, 6.75%, 7/8/25 (USD) (4)(5) 12,750,000 478
Total China (Cost $78,098) 15,290
COLOMBIA 1.3%
Government Bonds 1.1%
Republic of Colombia, Series B, 6.25%, 7/9/36  91,753,100,000 14,541
Republic of Colombia, Series B, 13.25%, 2/9/33  123,360,800,000 31,665
46,206
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $3,415 (USD) (4)(6) † 4,991
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $2,735 (USD) (4)(6) † 3,049
8,040
Total Colombia (Cost $48,565) 54,246
CÔTE D'IVOIRE 0.4%
Government Bonds 0.4%
Republic of Ivory Coast, 8.075%, 4/1/36 (USD) (1) 16,200,000 15,657
Total Côte d'Ivoire (Cost $15,802) 15,657

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 5,435,000 5,425
Total Dominican Republic (Cost $4,963) 5,425
EGYPT 0.3%
Government Bonds 0.3%
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (1) 7,370,000 7,459
Arab Republic of Egypt, 9.45%, 2/4/33 (USD) (1)(2) 4,140,000 4,195
Total Egypt (Cost $11,510) 11,654
FRANCE 1.0%
Corporate Bonds 1.0%
BNP Paribas, 3.375%, 1/23/26 (GBP)  5,649,000 7,700
Credit Agricole, VR, 6.251%, 1/10/35 (USD) (1)(3) 14,255,000 14,720
Societe Generale, VR, 5.634%, 1/19/30 (USD) (1)(2)(3) 10,160,000 10,410
Societe Generale, VR, 6.066%, 1/19/35 (USD) (1)(3) 7,355,000 7,566
Total France (Cost $38,634) 40,396
GERMANY 6.3%
Corporate Bonds 0.9%
BMW Finance, FRN, 3M EURIBOR + 0.20%, 2.501%, 7/11/25  6,200,000 7,304
BMW International Investment, 5.50%, 6/6/26 (GBP)  6,600,000 9,150
KfW, 1.125%, 7/4/25 (GBP)  10,094,000 13,852
Volkswagen Bank, 4.25%, 1/7/26  4,300,000 5,108
35,414
Government Bonds 5.4%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  189,309,312 220,087
220,087
Total Germany (Cost $235,630) 255,501

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDIA 1.4%
Government Bonds 1.4%
Republic of India, 7.18%, 8/14/33  4,800,000,000 58,633
Total India (Cost $57,730) 58,633
INDONESIA 0.5%
Government Bonds 0.5%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  315,618,000,000 20,005
Total Indonesia (Cost $20,682) 20,005
IRELAND 0.7%
Corporate Bonds 0.7%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  13,050,000 12,418
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  7,225,000 7,701
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (1) 9,735,000 10,083
Total Ireland (Cost $29,901) 30,202
ITALY 0.1%
Government Bonds 0.1%
Republic of Italy, Series 5Y, 1.25%, 2/17/26 (USD)  3,187,000 3,125
Total Italy (Cost $3,103) 3,125
JAPAN 0.2%
Corporate Bonds 0.2%
Toyota Motor Finance Netherlands, 4.625%, 6/8/26 (GBP)  6,735,000 9,262
Total Japan (Cost $8,227) 9,262
KYRGYZSTAN 0.2%
Government Bonds 0.2%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (1) 8,300,000 8,188
Total Kyrgyzstan (Cost $8,217) 8,188

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 1.9%
Government Bonds 1.9%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  222,047,000 56,682
Government of Malaysia, Series 0216, 4.736%, 3/15/46  12,360,000 3,269
Government of Malaysia, Series 0518, 4.921%, 7/6/48  67,600,000 18,341
Total Malaysia (Cost $66,834) 78,292
MEXICO 4.1%
Corporate Bonds 0.4%
Petroleos Mexicanos, 6.50%, 1/23/29 (USD) (2) 16,665,000 16,320
16,320
Government Bonds 3.5%
United Mexican States, Series M, 7.75%, 5/29/31  470,271,000 23,896
United Mexican States, Series M, 7.75%, 11/23/34  2,474,542,000 120,372
144,268
Private Investment Company 0.2%
PayJoy Asset Fund, Class B, Acquisition Date: 6/23/25,
Cost $7,340 (USD) (4)(6) † 7,340
7,340
Total Mexico (Cost $147,731) 167,928
NEW ZEALAND 4.6%
Government Bonds 4.6%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  221,329,000 88,144
Government of New Zealand, Series 0554, 5.00%, 5/15/54  165,422,000 97,130
Total New Zealand (Cost $200,710) 185,274
PHILIPPINES 0.7%
Government Bonds 0.7%
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 29,185
Total Philippines (Cost $36,778) 29,185

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 2.25%, 7/12/31 (USD)  8,240,000 7,228
Total Qatar (Cost $8,278) 7,228
SERBIA 2.3%
Government Bonds 2.3%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  5,669,670,000 59,311
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  3,322,930,000 32,539
Total Serbia (Cost $89,895) 91,850
SUPRANATIONAL 1.0%
Corporate Bonds 1.0%
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  2,512,900,000 29,204
International Bank for Reconstruction & Development, 6.85%,
4/24/28 (INR)  837,500,000 9,861
Total Supranational (Cost $39,743) 39,065
SWITZERLAND 0.4%
Corporate Bonds 0.4%
UBS, 1.125%, 12/15/25 (GBP)  4,339,000 5,863
UBS Group, 2.75%, 8/8/25 (GBP)  7,000,000 9,587
Total Switzerland (Cost $13,828) 15,450
THAILAND 3.9%
Government Bonds 3.9%
Kingdom of Thailand, 3.60%, 6/17/67  562,465,000 22,228
Kingdom of Thailand, 4.00%, 6/17/72  335,600,000 14,642
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  4,053,467,461 122,441
Total Thailand (Cost $146,864) 159,311

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TÜRKIYE 0.2%
Government Bonds 0.2%
Republic of Turkiye, Series 10Y, 7.625%, 5/15/34 (USD)  6,360,000 6,525
Total Türkiye (Cost $6,261) 6,525
UNITED KINGDOM 0.7%
Corporate Bonds 0.7%
Barclays, 3.00%, 5/8/26  600,000 813
Barclays, VR, 5.304%, 8/9/26 (USD) (3) 8,490,000 8,488
Barclays, VR, 6.125% (USD) (3)(7) 8,109,000 8,109
Lloyds Banking Group, VR, 5.679%, 1/5/35 (USD) (3) 7,735,000 7,917
NatWest Markets, 6.625%, 6/22/26  2,050,000 2,873
Total United Kingdom (Cost $26,438) 28,200
UNITED STATES 49.2%
Asset-Backed Securities 1.7%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (1) 6,500,000 6,594
CBAM, Series 2018-5A, Class D, CLO, FRN, 3M TSFR +
2.762%, 7.041%, 4/17/31 (1) 2,560,000 2,545
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%,
6/15/29 (1) 10,712,577 10,523
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,601,147 4,531
Exeter Automobile Receivables Trust, Series 2021-1A, Class
E, 2.21%, 2/15/28 (1) 17,480,000 17,328
Goto Foods Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (1) 18,672,000 18,893
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 4,369,125 4,155
Jersey Mike's Funding, Series 2021-1A, Class A2I, 2.891%,
2/15/52 (1) 106,920 103
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (1) 221,506 222
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $4,115, 7.131%, 11/30/44 (6)(8) 4,115,321 4,115
69,009

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bank Loans 1.2% (9)
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
8.441%, 8/21/28  4,537,645 4,491
IRB Holding, FRN, 1M TSFR + 2.50%, 6.827%, 12/15/27  4,540,066 4,538
Main Street Sports Group, 12.00%, 1/2/28, (12% Cash or
15% PIK) (10) 1,077,466 974
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.33%, 4/11/29  24,010,980 22,652
RealPage, FRN, 3M TSFR + 3.00%, 7.557%, 4/24/28  2,613,188 2,593
Townsquare Media, FRN, 3M TSFR + 5.00%, 9.324%,
2/19/30 (8) 13,216,875 11,763
47,011
Common Stocks 0.0%
Diamond Sports Group, Acquisition Date: 1/2/25, Cost $63 (4)
(6) 46,896 645
645
Convertible Bonds 1.6%
Airbnb, Zero Coupon, 3/15/26  40,309,000 38,768
Block, Zero Coupon, 5/1/26  23,457,000 22,407
Rivian Automotive, 4.625%, 3/15/29  5,831,000 5,947
67,122
Corporate Bonds 7.0%
1261229 BC, 10.00%, 4/15/32 (1) 2,020,000 2,038
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 5,235,000 5,379
Ally Financial, VR, 6.848%, 1/3/30 (3) 10,418,000 10,954
American Electric Power, 5.699%, 8/15/25  8,363,000 8,370
American Express, VR, 5.098%, 2/16/28 (3) 12,505,000 12,651
Ares Capital, 3.25%, 7/15/25  2,750,000 2,748
Boost Newco Borrower, 7.50%, 1/15/31 (1) 2,690,000 2,858
Capital One Financial, VR, 6.312%, 6/8/29 (3) 10,620,000 11,118
Capital One Financial, VR, 6.377%, 6/8/34 (3) 10,620,000 11,301
CEC Entertainment, 6.75%, 5/1/26 (1) 8,194,000 8,133
Charles Schwab, VR, 5.643%, 5/19/29 (3) 11,000,000 11,394
Charter Communications Operating, 4.908%, 7/23/25  1,957,000 1,957
CHS, 10.875%, 1/15/32 (1) 5,765,000 6,096
Cloud Software Group, 8.25%, 6/30/32 (1) 16,518,000 17,509
DISH DBS, 5.25%, 12/1/26 (1) 21,423,000 19,441
Fifth Third Bank, 3.85%, 3/15/26  3,244,000 3,224
Fifth Third Bank, 3.95%, 7/28/25  1,113,000 1,112
Ford Motor Credit, 5.80%, 3/5/27  11,270,000 11,275

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
General Motors Financial, 6.05%, 10/10/25  8,049,000 8,082
Hyundai Capital America, 5.50%, 3/30/26 (1) 7,285,000 7,330
Level 3 Financing, 10.75%, 12/15/30 (1) 9,153,122 10,377
Level 3 Financing, 11.00%, 11/15/29 (1) 2,835,021 3,250
Rivian Holdings, 10.00%, 1/15/31 (1) 5,795,000 5,694
Santander Holdings USA, VR, 6.124%, 5/31/27 (3) 22,850,000 23,115
Sirius XM Radio, 5.00%, 8/1/27 (1) 6,772,000 6,713
Southern, VR, 1.875%, 9/15/81 (EUR) (3) 7,590,000 8,549
Sprint, 7.625%, 3/1/26  8,076,000 8,137
Stagwell Global, 5.625%, 8/15/29 (1) 17,057,000 16,289
Synopsys, 5.15%, 4/1/35  7,125,000 7,182
Synopsys, 5.70%, 4/1/55  14,670,000 14,581
Venture Global LNG, VR, 9.00% (1)(3)(7) 9,840,000 9,545
Vistra, VR, 7.00% (1)(3)(7) 7,285,000 7,358
283,760
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 4,235,747 2,605
Puerto Rico Commonwealth, Restructured, Series A, GO,
Zero Coupon, 7/1/33  1,322,744 914
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 1,003
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 890
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 756
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 958
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 958
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  571,578 572
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,167
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,177
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,169
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  10,910,000 8,585
20,754

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Non-U.S. Government Mortgage-Backed Securities 1.0%
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $7,309, 7.084%,
9/25/29 (6)(8) 7,309,236 7,309
BRAVO Residential Funding Trust, Series 2022-NQM2, Class
A1, CMO, ARM, 4.272%, 11/25/61 (1) 2,851,544 2,860
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 4,517,000 90
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 7.055%, 5/25/42 (1) 3,372,446 3,451
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 5.605%,
2/25/42 (1) 3,487,693 3,490
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 342,451 338
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (1) 9,852,399 9,188
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 2.724%, 1/25/67 (1) 13,535,890 12,655
39,381
U.S. Government & Agency Mortgage-Backed
Securities 3.7%
Federal Home Loan Mortgage, CMO, IO
2.00%, 1/25/51 - 6/15/52  153,333,807 20,396
2.50%, 2/25/50  10,717,741 1,654
5.00%, 7/25/48 - 10/25/54  92,015,339 21,219
5.50%, 11/25/53  26,061,000 6,094
Federal National Mortgage Assn., CMO, IO
2.00%, 2/25/51 - 10/25/52  256,778,665 33,737
2.50%, 8/25/49 - 3/25/51  51,908,211 7,971
5.50%, 9/25/53 - 11/25/54  146,115,007 34,525
Government National Mortgage Assn., CMO, IO
2.00%, 10/20/50 - 3/20/51  64,771,456 8,114
2.50%, 8/20/49 - 11/20/51  132,581,278 18,890
152,600
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 32.5%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  67,645,172 66,879
U.S. Treasury Notes, 3.00%, 7/15/25  197,070,000 196,924
U.S. Treasury Notes, 3.50%, 9/15/25 (2)(12) 375,600,000 375,204
U.S. Treasury Notes, 4.00%, 12/15/25  78,940,000 78,872

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 4.75%, 7/31/25  229,180,000 229,216
U.S. Treasury Notes, 4.875%, 4/30/26  25,860,000 26,021
U.S. Treasury Notes, 6.875%, 8/15/25 (2) 347,450,000 347,260
1,320,376
Total United States (Cost $2,011,078) 2,000,658
SHORT-TERM INVESTMENTS 9.4%
Money Market Funds 5.6%
T. Rowe Price Government Reserve Fund, 4.37% (13)(14) 226,500,329 226,500
226,500
U.S. Treasury Obligations 3.8%
U.S. Treasury Bills, 4.208%, 9/18/25  157,030,000 155,576
155,576
Total Short-Term Investments (Cost $382,102) 382,076
SECURITIES LENDING COLLATERAL 13.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 13.3%
Money Market Funds 13.3%
T. Rowe Price Government Reserve Fund, 4.37% (13)(14) 542,525,968 542,526
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 542,526
Total Securities Lending Collateral (Cost $542,526) 542,526
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.7%
OTC Options Purchased 0.7%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
30 Year Interest
Rate Swap,
12/30/55 Pay
Fixed 4.50%
Annually, Receive
Variable 4.45%
(SOFR) Annually,
12/26/25 @
4.50%* (4) 1 204,220 2,323

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / EUR,
Put, 5/15/26 @
USD1.24 (4) 1 122,305 1,913
Citibank
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.25%
Annually, Pay
Variable 4.45%
(SOFR) Annually,
12/8/25 @
2.25%* (4) 1 397,120 428
Citibank
USD / CNH,
Call, 1/6/26 @
CNH8.00 (4) 1 200,715 79
Citibank
USD / JPY,
Put, 9/4/25 @
JPY136.00 (4) 1 366,844 1,587
Citibank
USD / SAR,
Call, 10/13/25 @
SAR3.77 (4) 1 110,500 189
Goldman Sachs
10 Year Interest
Rate Swap,
3/24/36 Pay
Fixed 4.39%
Annually, Receive
Variable 4.45%
(SOFR) Annually,
3/20/26 @
4.39%* (4) 1 213,434 1,760
Goldman Sachs
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.00%
Annually, Pay
Variable 4.45%
(SOFR) Annually,
12/8/25 @
2.00%* (4) 1 397,120 249

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.IG-S44,
5 Year Index,
6/20/30), Pay
1.00% Quarterly,
Receive upon
credit default,
7/16/25 @
0.55%* (4) 1 386,520 108
Goldman Sachs
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.IG-S44,
5 Year Index,
6/20/30), Pay
1.00% Quarterly,
Receive upon
credit default,
8/20/25 @
0.70%* (4) 1 774,667 251
Goldman Sachs
USD / EUR,
Put, 4/14/26 @
USD1.24 (4) 1 120,484 1,694
Goldman Sachs
USD / EUR,
Put, 5/12/26 @
USD1.24 (4) 1 121,814 1,885
Morgan Stanley
10 Year Interest
Rate Swap,
3/24/36 Pay
Fixed 4.39%
Annually, Receive
Variable 4.45%
(SOFR) Annually,
3/20/26 @
4.39%* (4) 1 194,201 1,601

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
2 Year Interest
Rate Swap,
12/15/27 Receive
Fixed 2.75%
Annually, Pay
Variable 4.45%
(SOFR) Annually,
12/11/25 @
2.75%* (4) 1 991,000 2,130
Morgan Stanley
30 Year Interest
Rate Swap,
11/7/55 Pay Fixed
4.40% Annually,
Receive Variable
4.45% (SOFR)
Annually, 11/5/25
@ 4.40%* (4) 1 404,610 3,809
Morgan Stanley
30 Year Interest
Rate Swap,
12/30/55 Pay
Fixed 4.50%
Annually, Receive
Variable 4.45%
(SOFR) Annually,
12/26/25 @
4.50%* (4) 2 407,284 4,632
Morgan Stanley
30 Year Interest
Rate Swap,
7/14/55 Pay
Fixed 5.25%
Annually, Receive
Variable 4.45%
(SOFR) Annually,
7/10/25 @
5.25%* (4) 2 806,129 —
Morgan Stanley
5 Year Interest
Rate Swap,
5/6/31 Receive
Fixed 3.00%
Annually, Pay
Variable 4.45%
(SOFR) Annually,
5/4/26 @
3.00%* (4) 1 394,655 3,685

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Invesco QQQ
Trust Series I,
Put, 8/15/25 @
$480.00 (4) 2,546 140,448 401
Morgan Stanley
NASDAQ 100
Stock Index,
Put, 8/15/25 @
$19,500.00 (4) 74 167,825 397
Total Options Purchased (Cost $56,867) 29,121
Total Investments in Securities
114.1% of Net Assets
(Cost $4,688,487) $ 4,639,144
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $404,033 and represents 9.9% of net assets.
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2025.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Non-income producing
(5) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $27,449 and represents 0.7% of net assets.
(7) Perpetual security with no stated maturity date.
(8) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) At June 30, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Seven-day yield
(14) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
IDR Indonesian Rupiah
ILS Israeli Shekel

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KES Kenya Shilling
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
RSD Serbian Dinar
SAR Saudi Riyal
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TRY Turkish Lira
UAH Ukraine Hryvnia
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZMW Zambian Kwacha

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / JPY, Put, 9/4/25 @
JPY145.37 1 122,281 (3,278)
Goldman Sachs
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 7/16/25 @
0.70%* 1 386,520 (37)
Goldman Sachs
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit CDX.
NA.IG-S44, 5 Year Index,
6/20/30), Receive 1.00%
Quarterly, Pay upon credit
default, 8/20/25 @ 0.60%* 1 774,667 (3,022)
Total Options Written (Premiums $(4,178)) $ (6,337)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS (0.4)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.7)%
Credit Default Swaps, Protection Bought (0.7)%
United States (0.7)%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 262,118 (30,160) (28,547) (1,613)
Total United States (28,547) (1,613)
Total Bilateral Credit Default Swaps, Protection
Bought (28,547) (1,613)
Credit Default Swaps, Protection Sold 0.0%
Luxembourg 0.0%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 12,000 343 457 (114)
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 16,950 485 452 33
Total Luxembourg 909 (81)
Mexico (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/25 (USD) * 19,810 (188) (195) 7
Barclays Bank, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/25 (USD) * 28,004 (267) (208) (59)
Total Mexico (403) (52)
Total Bilateral Credit Default Swaps, Protection
Sold 506 (133)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.0%
Brazil 0.0%
Goldman Sachs, 6 Year Interest Rate
Swap, Receive Fixed 14.905% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/2/31 116,042 998 — 998
Total Brazil — 998
Total Bilateral Interest Rate Swaps — 998
Total Bilateral Swaps (28,041) (748)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Bought (0.2)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 7,215 (591) (1,598) 1,007
Total Australia 1,007
United States (0.2)%
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S43, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/27 94,627 (5,335) (4,712) (623)
Total United States (623)
Total Centrally Cleared Credit Default Swaps,
Protection Bought 384
Credit Default Swaps, Protection Sold 0.5%
United States 0.5%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/30 203,523 15,620 5,200 10,420

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: PG&E,
Ba2*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/27 * 37,966 3,136 3,910 (774)
Total United States 9,646
Total Centrally Cleared Credit Default Swaps,
Protection Sold 9,646
Interest Rate Swaps 0.1%
Czech Republic 0.1%
5 Year Interest Rate Swap, Receive
Fixed 3.090% Annually, Pay Variable
3.610% (6M CZK PRIBOR) Semi-
Annually, 10/3/29 127,183 (39) — (39)
5 Year Interest Rate Swap, Receive
Fixed 4.060% Annually, Pay Variable
3.750% (6M CZK PRIBOR) Semi-
Annually, 7/20/28 1,165,100 2,041 — 2,041
5 Year Interest Rate Swap, Receive
Fixed 4.120% Annually, Pay Variable
3.750% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 582,550 1,085 — 1,085
5 Year Interest Rate Swap, Receive
Fixed 4.130% Annually, Pay Variable
3.750% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 582,550 1,096 — 1,096
5 Year Interest Rate Swap, Receive
Fixed 4.612% Annually, Pay Variable
3.540% (6M CZK PRIBOR) Semi-
Annually, 10/24/28 124,000 343 — 343
Total Czech Republic 4,526
India 0.0%
5 Year Interest Rate Swap, Receive
Fixed 6.051% Semi-Annually, Pay
Variable 5.520% (1 Day INR MIBOR)
Semi-Annually, 5/26/28 2,500,000 369 — 369
Total India 369
Mexico 0.0%
5 Year Interest Rate Swap, Receive
Fixed 7.818% 28 Days, Pay Variable
8.520% (MXIBTIIE) 28 Days, 5/23/30 1,879,443 576 — 576
Total Mexico 576

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Poland (0.0)%
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
5.010% (6M PLN WIBOR) Semi-
Annually, 6/10/30 127,157 (7) — (7)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
5.110% (6M PLN WIBOR) Semi-
Annually, 6/11/30 32,193 (7) — (7)
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
5.110% (6M PLN WIBOR) Semi-
Annually, 6/11/30 32,193 (21) — (21)
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
5.050% (6M PLN WIBOR) Semi-
Annually, 6/12/30 96,578 (101) — (101)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
5.050% (6M PLN WIBOR) Semi-
Annually, 6/12/30 96,579 (107) — (107)
Total Poland (243)
Total Centrally Cleared Interest Rate Swaps 5,228
Zero-Coupon Inflation Swaps (0.1)%
Foreign/Europe (0.1)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.093% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 74,483 (1,453) — (1,453)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.113% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,849 (1,536) — (1,536)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.203% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,848 (1,962) 1 (1,963)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.205% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 52,830 (1,412) — (1,412)
Total Foreign/Europe (6,364)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
United States (0.0)%
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.175% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/26 527,509 (1,157) — (1,157)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/7/30 80,800 (117) — (117)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 275 — 275
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,273 266 — 266
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 258 — 258
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 42,415 209 — 209
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 167 — 167
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.486% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 189 — 189
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 182 1 181
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.507% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 99,387 (387) — (387)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.510% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 95,013 (394) — (394)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 43,164 127 — 127
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 45,322 116 — 116
Total United States (267)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (6,631)
Total Centrally Cleared Swaps 8,627
Net payments (receipts) of variation margin to date (8,039)
Variation margin receivable (payable) on centrally cleared swaps $ 588
*
Credit ratings as of June 30, 2025. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/18/25 USD 2,844 CZK 62,617 $ (141)
Bank of America 9/4/25 USD 75,942 MYR 322,459 (755)
Barclays Bank 7/17/25 TRY 333,800 USD 7,959 303
Barclays Bank 7/25/25 CHF 476 USD 598 4
Barclays Bank 7/25/25 GBP 4,245 USD 5,649 179
Barclays Bank 7/25/25 JPY 39,689 USD 276 —
Barclays Bank 7/25/25 JPY 7,377,865 USD 52,265 (879)
Barclays Bank 7/25/25 NOK 5,239 USD 520 —
Barclays Bank 7/25/25 NZD 1,009 USD 608 8
Barclays Bank 7/25/25 USD 732 CHF 604 (31)
Barclays Bank 7/25/25 USD 422 JPY 60,567 —
Barclays Bank 7/25/25 USD 17,900 NOK 187,791 (734)
Barclays Bank 8/22/25 EUR 454 USD 534 3
Barclays Bank 8/22/25 USD 357 EUR 311 (11)
BNY Mellon 7/25/25 USD 2,843 EUR 2,504 (112)
Citibank 7/11/25 KES 794,997 USD 6,066 77
Citibank 7/11/25 KES 257,953 USD 1,998 (5)
Citibank 7/11/25 KZT 3,071,970 USD 5,687 207
Citibank 7/17/25 USD 20,574 ILS 72,660 (1,000)
Citibank 7/17/25 ZMW 117,513 USD 4,012 886
Citibank 7/18/25 USD 66,562 RSD 7,087,934 (4,714)
Citibank 7/25/25 CAD 897 USD 652 8
Citibank 7/25/25 USD 202 NOK 2,100 (7)
Citibank 8/8/25 UAH 337,034 USD 7,975 41
Citibank 8/15/25 USD 21,400 RSD 2,236,474 (1,090)
Citibank 8/22/25 EUR 5,017 USD 5,760 171
Citibank 8/27/25 NGN 13,553,596 USD 8,471 170
Citibank 8/27/25 NGN 2,818,113 USD 1,798 (1)
Citibank 8/29/25 USD 40,427 SEK 392,043 (1,179)
Citibank 9/5/25 UAH 88,573 USD 2,088 3
Citibank 9/5/25 USD 2,445 THB 79,648 (18)
Citibank 9/11/25 EGP 368,463 USD 6,650 579
Citibank 9/11/25 USD 3,800 EGP 200,182 (128)
Deutsche Bank 7/17/25 ZMW 30,732 USD 1,280 —
Deutsche Bank 7/25/25 USD 64,978 GBP 48,558 (1,683)
Goldman Sachs 7/11/25 IDR 333,473,936 USD 20,500 70
Goldman Sachs 7/11/25 USD 20,020 IDR 333,473,936 (550)
Goldman Sachs 7/11/25 USD 98,191 INR 8,484,781 (717)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 7/17/25 ILS 72,660 USD 19,780 $ 1,794
Goldman Sachs 7/18/25 USD 2,444 MXN 47,734 (94)
Goldman Sachs 7/25/25 JPY 5,914,242 USD 41,283 (91)
Goldman Sachs 7/25/25 NZD 4,787 USD 2,833 87
Goldman Sachs 9/3/25 USD 13,039 BRL 75,685 (672)
Goldman Sachs 9/5/25 USD 152,737 THB 4,981,074 (1,255)
Goldman Sachs 9/11/25 EGP 441,084 USD 8,183 471
Goldman Sachs 10/10/25 USD 20,425 IDR 333,473,936 (149)
HSBC Bank 7/11/25 KZT 1,134,789 USD 2,177 —
HSBC Bank 7/18/25 USD 2,189 CZK 49,246 (159)
HSBC Bank 7/25/25 USD 224,894 EUR 196,522 (7,006)
HSBC Bank 7/25/25 USD 19,192 NZD 32,073 (375)
HSBC Bank 8/8/25 USD 22,682 CLP 21,752,660 (667)
HSBC Bank 8/22/25 AUD 31,276 USD 20,335 272
HSBC Bank 9/4/25 USD 1,652 MYR 6,970 (6)
HSBC Bank 9/5/25 USD 28,710 PHP 1,604,574 258
JPMorgan Chase 7/25/25 JPY 1,045,277 USD 7,300 (20)
JPMorgan Chase 7/25/25 NZD 6,363 USD 3,766 116
JPMorgan Chase 7/25/25 USD 47,162 JPY 6,713,680 402
Morgan Stanley 7/25/25 NZD 11,840 USD 7,053 170
RBC Dominion
Securities 7/18/25 USD 42,576 MXN 879,117 (4,180)
RBC Dominion
Securities 8/8/25 USD 26,205 CLP 24,525,239 (120)
Societe Generale 9/3/25 USD 53,595 BRL 310,670 (2,682)
Standard Chartered 7/25/25 USD 281 CAD 387 (3)
Standard Chartered 8/22/25 EUR 3,638 USD 4,119 182
State Street 7/18/25 USD 26,387 MXN 546,699 (2,690)
State Street 7/25/25 CAD 382 USD 280 1
State Street 7/25/25 JPY 827,312 USD 5,825 (63)
State Street 7/25/25 NOK 4,124 USD 397 12
State Street 7/25/25 NZD 406 USD 243 5
State Street 7/25/25 USD 387 CAD 528 (2)
State Street 7/25/25 USD 122 CHF 99 (4)
State Street 8/29/25 SEK 7,197 USD 761 2
State Street 8/29/25 USD 4,841 SEK 46,310 (73)
Toronto-Dominion Bank 7/25/25 USD 4,261 CAD 5,884 (66)
UBS Investment Bank 7/11/25 INR 8,660,096 USD 101,217 (265)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 7/11/25 USD 2,033 INR 175,315 $ (10)
UBS Investment Bank 7/18/25 MXN 115,379 USD 5,999 137
UBS Investment Bank 7/18/25 USD 62,312 MXN 1,318,675 (7,823)
UBS Investment Bank 7/25/25 CHF 4,352 USD 5,320 184
UBS Investment Bank 7/25/25 NOK 3,669 USD 364 —
UBS Investment Bank 7/25/25 USD 2,629 AUD 4,130 (90)
UBS Investment Bank 7/25/25 USD 21,588 CHF 17,467 (499)
UBS Investment Bank 7/25/25 USD 5,086 JPY 727,587 18
UBS Investment Bank 7/25/25 USD 169,047 NZD 289,472 (7,551)
UBS Investment Bank 8/8/25 USD 16,011 CLP 15,035,198 (128)
UBS Investment Bank 8/22/25 USD 1,881 GBP 1,411 (56)
UBS Investment Bank 9/3/25 USD 106,278 BRL 616,703 (5,436)
UBS Investment Bank 9/5/25 USD 13,995 COP 59,096,669 (341)
UBS Investment Bank 9/11/25 EGP 233,143 USD 4,207 367
UBS Investment Bank 10/10/25 USD 100,771 INR 8,660,096 214
Wells Fargo 9/3/25 USD 53,143 BRL 309,124 (2,855)
Wells Fargo 9/5/25 USD 42,377 COP 177,290,006 (629)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (52,414)

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 963 Euro BTP contracts 9/25 (137,258) $ (86)
Short, 728 Euro BUND contracts 9/25 (111,610) 822
Long, 301 Government of Canada ten year bond
contracts 9/25 26,967 241
Long, 1,029 Republic of South Korea ten year
bond contracts 9/25 90,297 203
Short, 159 U.K. Gilt ten year contracts 9/25 (20,304) (102)
Short, 1,899 U.S. Treasury Notes ten year
contracts 9/25 (212,926) (3,801)
Short, 1,688 Ultra U.S. Treasury Bonds contracts 9/25 (201,083) (6,210)
Short, 439 Ultra U.S. Treasury Notes ten year
contracts 9/25 (50,163) (179)
Net payments (receipts) of variation margin to date 5,699
Variation margin receivable (payable) on open futures contracts $ (3,413)

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 4,167++
Totals $ —# $ — $ 4,167+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 187,400  ¤  ¤ $ 769,026
Total $ 769,026^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,167 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $769,026.

T. ROWE PRICE Dynamic Global Bond Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,688,487) $ 4,639,144
Interest receivable 59,612
Unrealized gain on forward currency exchange contracts 7,401
Receivable for shares sold 2,006
Cash 1,459
Due from affiliates 1,378
Unrealized gain on bilateral swaps 1,038
Bilateral swap premiums paid 909
Variation margin receivable on centrally cleared swaps 588
Foreign currency (cost $674) 513
Other assets 128
Total assets 4,714,176
Liabilities
Obligation to return securities lending collateral 542,526
Unrealized loss on forward currency exchange contracts 59,815
Bilateral swap premiums received 28,950
Options written (premiums $4,178) 6,337
Variation margin payable on futures contracts 3,413
Unrealized loss on bilateral swaps 1,786
Payable for shares redeemed 1,724
Investment management fees payable 1,612
Payable for investment securities purchased 222
Payable to directors 3
Other liabilities 179
Total liabilities 646,567
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 4,067,609

T. ROWE PRICE Dynamic Global Bond Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (610,209)
Paid-in capital applicable to 523,828,405 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 4,677,818
NET ASSETS $ 4,067,609
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $98,111; Shares outstanding: 12,607,699) $ 7.78
Advisor Class
(Net assets: $192; Shares outstanding: 24,714) $ 7.75
I Class
(Net assets: $529,598; Shares outstanding: 68,199,071) $ 7.77
Z Class
(Net assets: $3,439,708; Shares outstanding:
442,996,921) $ 7.76

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $763) $ 111,822
Dividend 4,167
Securities lending 214
Other 6
Total income 116,209
Expenses
Investment management 9,699
Shareholder servicing
Investor Class $ 120
I Class 30 150
Prospectus and shareholder reports
Investor Class 3
I Class 2
Z Class 3 8
Custody and accounting 237
Legal and audit 41
Registration 37
Directors 7
Miscellaneous 46
Waived / paid by Price Associates (8,446)
Total expenses 1,779
Net investment income 114,430

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 12,447
Futures 44,852
Swaps (42,995)
Options written (10,957)
Forward currency exchange contracts (33,979)
Foreign currency transactions (819)
Net realized loss (31,451)
Change in net unrealized gain / loss
Securities 123,658
Futures (36,093)
Swaps 37,965
Options written (2,403)
Forward currency exchange contracts (94,666)
Other assets and liabilities denominated in foreign currencies 1,626
Change in net unrealized gain / loss 30,087
Net realized and unrealized gain / loss (1,364)
INCREASE IN NET ASSETS FROM OPERATIONS $ 113,066

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 114,430 $ 207,783
Net realized loss (31,451) (55,973)
Change in net unrealized gain / loss 30,087 78,670
Increase in net assets from operations 113,066 230,480
Distributions to shareholders
Net earnings
Investor Class (2,968) (5,112)
Advisor Class (5) (11)
I Class (15,153) (23,012)
Z Class (106,644) (135,343)
Tax return of capital – –
Investor Class – (1,829)
Advisor Class – (4)
I Class – (8,107)
Z Class – (47,256)
Decrease in net assets from distributions (124,770) (220,674)
Capital share transactions
*
Shares sold
Investor Class 20,899 32,841
I Class 69,756 135,376
Z Class 154,234 351,569
Distributions reinvested
Investor Class 2,922 6,879
Advisor Class 5 15
I Class 14,982 30,841
Z Class 106,135 182,650
Shares redeemed
Investor Class (39,540) (132,882)
Advisor Class – (249)
I Class (127,434) (197,051)
Z Class (123,191) (380,818)
Increase in net assets from capital share
transactions 78,768 29,171

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase during period 67,064 38,977
Beginning of period 4,000,545 3,961,568
End of period $ 4,067,609 $ 4,000,545
*Share information (000s)
Shares sold
Investor Class 2,685 4,209
I Class 8,946 17,480
Z Class 19,765 45,389
Distributions reinvested
Investor Class 374 886
Advisor Class 1 2
I Class 1,922 3,982
Z Class 13,621 23,580
Shares redeemed
Investor Class (5,069) (17,075)
Advisor Class – (32)
I Class (16,335) (25,473)
Z Class (15,823) (49,143)
Increase in shares outstanding 10,087 3,805

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Global Bond
Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks high current income. The fund has four classes of shares: the Dynamic Global Bond Fund (Investor Class), the
Dynamic Global Bond Fund–Advisor Class (Advisor Class), the Dynamic Global
Bond Fund–I Class (I Class) and the Dynamic Global Bond Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt

T. ROWE PRICE Dynamic Global Bond Fund

securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2025, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Dynamic Global Bond Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Dynamic Global Bond Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE Dynamic Global Bond Fund

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Global Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,513,995 $ — $ 3,513,995
Asset-Backed Securities — 64,894 4,115 69,009
Bank Loans — 35,248 11,763 47,011
Common Stocks — 645 — 645
Non-U.S. Government
Mortgage-Backed Securities — 32,072 7,309 39,381
Private Investment Company
2
— — — 15,380
Short-Term Investments 226,500 155,576 — 382,076
Securities Lending Collateral 542,526 — — 542,526
Options Purchased — 29,121 — 29,121
Total Securities 769,026 3,831,551 23,187 4,639,144
Swaps* — 20,551 — 20,551
Forward Currency Exchange
Contracts — 7,401 — 7,401
Futures Contracts* 1,266 — — 1,266
Total $ 770,292 $ 3,859,503 $ 23,187 $ 4,668,362
Liabilities
Options Written $ — $ 6,337 $ — $ 6,337
Swaps* — 40,713 — 40,713
Forward Currency Exchange
Contracts — 59,815 — 59,815
Futures Contracts* 10,378 — — 10,378
Total $ 10,378 $ 106,865 $ — $ 117,243

T. ROWE PRICE Dynamic Global Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Convertible Bonds, Corporate Bonds, Government Bonds, Municipal Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Global Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 1,788
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps, Futures, Securities^ 28,391
Foreign exchange derivatives Forwards, Securities^ 14,748
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 12,614
Equity derivatives Securities^ 798
^
,*
Total $ 58,339
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 8,419
Interest rate derivatives Centrally Cleared Swaps, Futures 10,660
Foreign exchange derivatives Forwards, Options Written 63,093
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Options
Written 35,071
Total $ 117,243
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Dynamic Global Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 3,324 $ 3,324
Interest rate
derivatives 30,823 — 49,798 — (9,253) 71,368
Foreign
exchange
derivatives (710) 604 — (33,979) — (34,085)
Credit
derivatives (362) 5,713 — — (37,066) (31,715)
Equity
derivatives 5,440 (17,274) (4,946) — — (16,780)
Total $ 35,191 $ (10,957) $ 44,852 $ (33,979) $ (42,995) $ (7,888)

T. ROWE PRICE Dynamic Global Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (184) $ (184)
Interest rate
derivatives (30,349) — (36,093) — 12,384 (54,058)
Foreign
exchange
derivatives (778) (219) — (94,666) — (95,663)
Credit
derivatives (2,356) (2,184) — — 25,765 21,225
Equity
derivatives (213) — — — — (213)
Total $ (33,696) $ (2,403) $ (36,093) $ (94,666) $ 37,965 $ (128,893)
^ Options purchased are reported as securities.

T. ROWE PRICE Dynamic Global Bond Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Variation margin amounts are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional variation margin required due to changes in security values is typically transferred the next business day.
Initial margin amounts are determined on a daily basis and calculated in accordance to global regulations on all bilateral derivatives with a counterparty, subject to an initial margin threshold (typically $50,000,000 per counterparty)
and a minimum transfer amount of $100,000 to $500,000 when initial margin amounts exceed the counterparty threshold. Any additional initial margin required due to changes in security values is typically transferred the next business day. Variation margin and initial margin are collectively referred to as collateral.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, and by the governments of Canada, France,
Germany, Japan, or the United Kingdom, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner

T. ROWE PRICE Dynamic Global Bond Fund

as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, securities valued at $106,503,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 4,236 $ (896) $ 3,340 $ (4,103) $ —
Barclays Bank 497 (2,110) (1,613) 1,812 199
BNY Mellon — (112) (112) — —
Citibank 4,425 (11,420) (6,995) 5,700 —
Deutsche Bank — (1,683) (1,683) 1,703 20
Goldman Sachs 9,367 (36,747) (27,380) 27,019 —
HSBC Bank 530 (8,213) (7,683) 6,063 —
JPMorgan Chase 1,346 (20) 1,326 (1,452) —
Morgan Stanley 16,825 — 16,825 (18,302) —
RBC Dominion
Securities — (4,300) (4,300) 4,006 —
Societe Generale — (2,682) (2,682) 2,011 —
Standard Chartered 182 (3) 179 — 179
State Street 20 (2,832) (2,812) 2,666 —
Toronto-Dominion
Bank — (66) (66) — —
UBS Investment
Bank 920 (22,199) (21,279) 18,456 —
Wells Fargo — (3,484) (3,484) 2,939 —
Total $ 38,348 $ (96,767)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Dynamic Global Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 33% and 42% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value

T. ROWE PRICE Dynamic Global Bond Fund

of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 17% and
51% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder

T. ROWE PRICE Dynamic Global Bond Fund

the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 149% and 202% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of

T. ROWE PRICE Dynamic Global Bond Fund

Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2025, the notional amount of protection sold by the fund totaled $323,405,000 (8.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Dynamic Global Bond Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 62% and
110% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE Dynamic Global Bond Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

T. ROWE PRICE Dynamic Global Bond Fund

Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security

T. ROWE PRICE Dynamic Global Bond Fund

at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $520,231,000; the value of cash collateral and related investments was $542,526,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $518,606,000 and $694,228,000, respectively, for the six months ended June 30, 2025. Purchases and sales of U.S. government securities aggregated $95,204,000 and $430,551,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Dynamic Global Bond Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2024, the fund had
$370,622,000 of available capital loss carryforwards.
At June 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $4,659,145,000. Net unrealized loss aggregated $104,879,000 at period-end, of which $144,991,000 related to appreciated investments and $249,870,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with

T. ROWE PRICE Dynamic Global Bond Fund

rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE Dynamic Global Bond Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $3,000 remain subject to repayment by the fund at June 30, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $65,000 for
Price Associates and $87,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 0.90% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $—
(1)
$— $(8,446)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Dynamic Global Bond Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, approximately 32% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Dynamic Global Bond Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Dynamic Global Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Dynamic Global Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Dynamic Global Bond Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Dynamic Global Bond Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Dynamic Global Bond Fund

to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F35-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025